   As filed with the Securities and Exchange Commission on October 1, 1997

                                                     1933 Act Reg. No. 333-19235
                                                      1940 Act File No. 811-8005
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

                        -------------------------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
                        POST-EFFECTIVE AMENDMENT NO. 1                       [X]

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]
                              AMENDMENT NO. 3                                [X]

                        -------------------------------

                     PAPP AMERICA - PACIFIC RIM FUND, INC.
                                 (Registrant)

                             4400 North 2nd Street
                                  Suite #280
                            Phoenix, Arizona  85018
                       Telephone Number: (602) 956-1115

   Robert L. Mueller                     Janet D. Olsen
   Papp America-Pacific Rim Fund, Inc.   Bell, Boyd & Lloyd
   4400 North 32nd Street, #280          Three First National Plaza, #3300
   Phoenix, Arizona  85018               Chicago, Illinois 60602

                             (Agents for Service)

                        -------------------------------

            It is proposed that this filing will become effective:

           X  immediately upon filing pursuant to rule 485(b)
          ___

          ___ on _________________ pursuant to rule 485(b)

          ___ 60 days after filing pursuant to rule 485(a)(1)

          ___ on _________________ pursuant to rule 485(a)(1)

          ___ 75 days after filing pursuant to rule 485(a)(2)

          ___ on _________________ pursuant to rule 485(a)(2)

Registrant has previously elected to register an indefinite number of its shares of its capital stock, par value $.01 per share, under the Securities Act of 1933 and Rule 24f-2 under the Investment Company Act of 1940. Registrant intends to file its Rule 24f-2 Notice for the fiscal year ending December 31, 1997 on or before March 31, 1998 in accordance with Rule 24f-2.

                      Papp America-Pacific Rim Fund, Inc.
         Cross-reference sheet pursuant to rule 495(a) of Regulation C
                              Part A (Prospectus)

Item                          Location or Caption*
----                          --------------------
1(a) & (b)                    Front Cover

2(a)                          Fund Expenses
 (b) - (c)                    Not Applicable

3(a)                          Not Applicable
 (b)                          Not Applicable
 (c)                          Other Information
 (d)                          Not Applicable

4(a)(i)                       The Fund
   (ii)                       Front Cover
                              Investment Objective
                              Investment Methods
 (b)                          Investment Restrictions
 (c)                          Risk Factors

5(a)                          Management of the Fund
 (b)                          Management of the Fund
                              Investment Adviser
 (c)                          Investment Adviser
 (d)                          Not Applicable
 (e)                          Final Page
 (f)                          Fund Expenses; Investment Adviser
 (g)                          Not Applicable

5A                            Not Applicable

6(a)                          The Fund
 (b)-(d)                      Not Applicable
 (e)                          The Fund
 (f)                          Distributions
 (g)                          Federal Income Tax
 (h)                          Not Applicable

7                             Purchasing Shares
 (a)                          Not Applicable
 (b)                          Determination of Net Asset Value
                              Purchasing Shares
 (c)                          Not Applicable
 (d)                          Front Cover
 (e) & (f)                    Not Applicable

------------
* References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

Item                                   Location or Caption*
----                                   -------------------
8(a)                                   Redeeming Shares
 (b)                                   Purchasing Shares
 (c) & (d)                             Redeeming Shares

9                                      Not Applicable

----------
* References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

                 Part B (Statement of Additional Information)

Item                 Location or Caption*
----                 -------------------
10(a)&(b)            Front Cover

11                   Front Cover

12                   Not Applicable

13(a)-(c)            Investment Policies and Restrictions
  (d)                Investment Methods (in the prospectus)
                     Portfolio Transactions

14(a)&(b)            Directors and Officers
                     Management of the Fund (in the prospectus)
  (c)(1)             Directors and Officers
  (c)(2)             Not Applicable

15(a)-(c)            Management of the Fund

16(a)&(b)            Investment Adviser
  (c)-(g)            Not Applicable
  (h)                Final page of prospectus
  (i)                Transfer Agent

17(a)                Portfolio Transactions
  (b)                Not Applicable
  (c)                Portfolio Transactions
  (d)-(e)            Not Applicable

18(a)&(b)            Not Applicable

19(a)                Purchasing and Redeeming Shares
  (b)                Purchasing and Redeeming Shares; Additional
                       Information
  (c)                Purchasing and Redeeming Shares

20                   Additional Tax Information
21                   Not Applicable

22(a)                Not Applicable
  (b)(i)             Performance Information
  (ii)&(iii)         Not Applicable
  (iv)               Performance Information

23                   Additional Information
---------------
* References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

                      PAPP AMERICA-PACIFIC RIM FUND, INC.


      Supplement dated October 1, 1997 to Prospectus dated March 14, 1997
      -------------------------------------------------------------------


[insert under telephone numbers on cover page]

                            Email:  info@roypapp.com
                       Internet:  http://www.roypapp.com

[replace the first paragraph on the cover page under "No sales or redemption charges" with the following:]

This prospectus sets forth concisely information a prospective investor should know before investing in Papp America-Pacific Rim Fund, Inc. (the "Fund"). Please retain it for future reference. A Statement of Additional Information regarding the Fund dated the date of this prospectus has been filed with the Securities and Exchange Commission ("SEC") and (together with any supplement to it) is incorporated by reference. The Statement of Additional Information may be obtained at no charge by writing or telephoning the Fund at its address or telephone number shown above. If you have access to the Internet, you may also obtain the Statement of Additional Information, any material incorporated by reference and other information that the Fund has filed with the SEC, by visiting the SEC's web site (http://www.sec.gov).

[insert on page 3 below "Expenses"]

Financial Highlights
--------------------

The information below shows the results of an investment in the Fund from the commencement of operations on March 14, 1997 through June 30, 1997. The selected per share data has been calculated using revenues and expenses during the period, divided by the weighted average number of shares outstanding during the period. The ratios are calculated using the revenues and expenses for the period, divided by the weighted average of the daily net assets of the Fund during the period. These results have not been audited.

                                                               3/14/97 through
                                                                   6/30/97
                                                                   -------
  Net asset value, beginning of period                             $10.00
  Income from investment operations:
     Net investment income                                             --
     Net realized and unrealized gain (loss) on investments          1.98
                                                                   ------
       Total from investment operations                              1.98

  Less distributions:
     Dividends from net investment income                                              --
     Distribution of net realized gain                                                 --
        Total distributions                                                            --
  Net asset value, end of period                                                     $11.98
                                                                                     ======

  Total return (a)                                                                   19.80%
  Ratios and supplemental data:
     Net assets, end of period (000)                                                 $6,889
     Ratio of expenses to average net assets (b)                                      1.25%*
     Ratio of net investment income to average net assets (c)                         1.03%*

  Portfolio turnover rate                                                             5.59%*
  Average commission rate per share                                                  $0.0625

________________________
*    Annualized.
(a)  From the date of commencement of operations (March 14, 1997).
(b) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 2.12% for the period ended June 30, 1997.
(c) Computed giving effect to investment adviser's expense limitation undertaking.

--------------------------------------------------------------------------------
Registrant has filed the information required by Part A of the registration statement in its definitive prospectus dated March 14, 1997 and filed pursuant to Rule 497(c) of the Securities Act of 1933 on March 17, 1997 (1933 Act No. 333-19235). That prospectus is not affected by, and is therefore not included in, this post-effective amendment no. 1.
--------------------------------------------------------------------------------

                      PAPP AMERICA-PACIFIC RIM FUND, INC.



                      Statement of Additional Information
                      -----------------------------------

                                 March 14, 1997
                        (supplemented October 1, 1997)


                      4400 North 32nd Street - Suite #280
                            Phoenix, Arizona  85018
                                (602) 956-1115
                                (800) 421-4004

                            Email:  info@roypapp.com
                       Internet:  http://www.roypapp.com

                          ________________________________

                               Table of Contents

Additional Information........................................    1
Investment Policies and Restrictions..........................    2
Investment Adviser............................................    3
Directors and Officers........................................    4
Performance Information.......................................    4
Purchasing and Redeeming Shares...............................    5
Additional Tax Information....................................    6
Portfolio Transactions........................................    6
Custodian.....................................................    7
Transfer Agent................................................    7
Independent Auditors..........................................    7
Financial Statements..........................................    7

                        _______________________________

Additional Information

          This Statement of Additional Information is not a prospectus, but provides information that should be read in conjunction with the Fund's prospectus dated March 14, 1997 and any supplement thereto.

          The prospectus may be obtained from the Fund at no charge by writing or telephoning the Fund at its address or telephone number shown above. If you have access to the Internet, you may also obtain the prospectus by visiting our web site (http://www.roypapp.com).

Investment Policies and Restrictions

          The Fund's investment objective is stated in the prospectus on the front cover and under "Investment Objective." The manner in which the Fund pursues its investment objective is discussed in the prospectus under the captions "Investment Methods" and "Risk Factors." The investment restrictions are set forth in full immediately below.

          The Fund will not:

          1. To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets (valued at such time) in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

          2.  Acquire securities of any one issuer that at time of investment
          (a) represent more than 10% of the voting securities of the issuer or
          (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

          3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

          4.  Invest in repurchase agreements or reverse repurchase agreements;

          5. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund's assets at the time of borrowing (the Fund will not purchase additional securities when its borrowings exceed 5% of the value of its assets);

          6. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that Act with respect to such resale;

          7.  Purchase or sell commodities, commodity contracts or options;

          8.  Make margin purchases or short sales of securities;

          9. Invest in companies for the purpose of management or the exercise of control;

          10. Make loans (but this restriction shall not prevent the Fund from investing in debt securities, subject to the 5% limitation stated in restriction 5 above);

          11. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

Restrictions 1 through 11 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" as defined in the Investment Company Act.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

          a. Invest more than 5% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

          b. Invest more than 5% of its assets (valued at time of investment) in securities that are not readily marketable;

          c. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (b) where the acquisition results from a dividend or a merger, consolidation or other reorganization [in addition to this investment restriction, the Investment Company Act of 1940 provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund's assets (valued at time of investment) in all investment company securities purchased by the Fund];

          d. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 15% of its total assets at cost;

          e. Purchase or sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

          f.  Invest in or write puts, calls, straddles or spreads;

          g. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of enterprises engaged in oil, gas or mineral exploration;

          h. Invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges.

Investment Adviser

          Information on the Fund's investment adviser, L. Roy Papp & Associates, is set forth in the prospectus under "Management of the Fund" and "Investment Adviser," and is incorporated herein by reference.

          The adviser is an Arizona general partnership owned and controlled by its partners, of whom there were 10 at the date of this Additional Information
Statement: L. Roy Papp, Harry A. Papp, Robert L. Mueller, Rosellen C. Papp, Bruce C. Williams, George D. Clark, Jr., Jeffrey N. Edwards, Robert L. Hawley, Victoria S. Cavallero, and Julie A. Hein.

          The Advisory Agreement provides that the adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

          The Advisory Agreement expires on September 24, 1998, but may be continued from year to year only so long as the continuance is approved annually
(a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Directors and Officers

          Information about the directors and officers of the Fund and their principal business activities during the past five years is set forth in the prospectus under "Management of the Fund", and is incorporated herein by reference.

          All of the directors, except James K. Ballinger, Amy S. Clague, and Carolyn P. O'Malley are partners of L. Roy Papp & Associates, the Fund's investment adviser, and serve without any compensation from the Fund. The following table sets forth compensation expected to be paid by the Fund and by all of the Papp Funds (the Fund, Papp America-Abroad Fund, and The L. Roy Papp Stock Fund) to Mr. Ballinger, Mrs. Clague, and Mrs. O'Malley during the fiscal year ending December 31, 1997. Neither the Fund nor any of the Papp funds has any pension or retirement plan.

                       Estimated Aggregate     Estimated Total Compensation from the
                          Compensation         Fund, Papp America-Abroad Fund and The
Name of Director          From the Fund       L. Roy Papp Stock Fund Paid to Directors
----------------       -------------------    ----------------------------------------
James K. Ballinger           $400.00                          $6000.00
Amy S. Clague                $400.00                          $6000.00
Carolyn P. O'Malley          $400.00                          $ 400.00


At the date of this Additional Information Statement, L. Roy Papp, who provided the Fund's organizational capital, owned 100% of the Fund's outstanding common stock and therefore controlled the Fund.

Performance Information

          From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

               Average Annual Total Return is computed as follows:
                                            n
                              ERV = P(1 + T)

               Where:  P = the amount of an assumed initial investment in Fund shares
                       T = average annual total return
                       n = number of years from initial investment to the end of
                           the period
                     ERV = ending redeemable value of shares held at the end of the period

          The Fund imposes no sales charge and pays no distribution expenses. Income taxes are not taken into account. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

          In advertising and sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Inc., Morningstar, Inc., or that of another service.

Purchasing and Redeeming Shares

          Purchases and redemptions are discussed in the Fund's prospectus under the headings "Purchasing Shares" and "Redeeming Shares." All of that information is incorporated herein by reference.

          The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading, which regularly is every day except Saturday and Sunday. However, that Exchange is also closed on New Year's Day, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and if one of those holidays should fall on a Saturday or a Sunday, on the preceding Friday or the following Monday, respectively. Net asset value will not be computed on the days of observance of those holidays, unless, in the judgment of the board of directors, it should be determined on any such day, in which case the determination will be made as of 1:00 p.m., Phoenix time.

          The Fund has elected to be governed by rule 18f-1 under the Investment Company Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

          Redemptions will be made at net asset value. See "Determination of Net Asset Value" in the prospectus, which information is incorporated herein by reference.

Additional Tax Information

          The Taxpayer Relief Act of 1997 reduced from 28% to 20% the maximum tax rate on long-term capital gains. This reduced rate generally applies to securities held more than 18 months and sold after July 28, 1997, and securities held more than one year and sold between May 6, 1997 and July 29, 1997. For more information about taxes, see "Federal Income Tax" in the prospectus. All that information is incorporated herein by reference.

Portfolio Transactions

          The Fund expects that its annual portfolio turnover rate will not exceed 25% under normal conditions, a turnover rate less than that of most mutual funds that invest primarily in common stocks. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

          The investment adviser places portfolio transactions of the Fund with those securities brokers and dealers that it believes will provide the best value in transaction and research services for the Fund, either in a particular transaction or over a period of time. Although some transactions involve only brokerage services, some involve research services as well.

          In valuing brokerage services, the investment adviser makes a judgment as to which brokers are capable of providing the most favorable net price (not necessarily the lowest commission considered alone) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a broker, but specific expertise and effort of a broker in overcoming the anticipated difficulties in fulfilling the requirements of particular transactions, because the problems of execution and the required skills and effort vary greatly among transactions.

          In valuing research services, the investment adviser makes a judgment of the usefulness of research and other information provided by a broker to the investment adviser in managing the Fund's investment portfolio. The information, e.g., data or recommendations concerning particular securities, relates to the specific transaction placed with the broker. The extent, if any, to which the obtaining of such information may reduce the expenses of the adviser in providing management services to the Fund is not determinable. In addition, it is understood by the Board of Directors that other clients of the investment adviser might also benefit from the information obtained for the Fund, in the same manner that the Fund might also benefit from information obtained by the investment adviser in performing services to others.

          The reasonableness of brokerage commissions paid by the Fund in relation to transaction and research services received is evaluated by the staff of the investment adviser on an ongoing basis. The general level of brokerage charges and other aspects of the Fund's portfolio transactions are reviewed periodically by the Board of Directors.

          Transactions of the Fund in the over-the-counter market are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise.

          Subject to the overriding objective of seeking the best value in transaction and research services for the Fund, the adviser may select those brokers and dealers who have made recommendations resulting in sales of Fund shares.

          Although investment decisions for the Fund are made independently from those for other investment advisory clients of L. Roy Papp & Associates, it may develop that the same investment decision is made for both the Fund and one or more other advisory clients. If both the Fund and other clients purchase or sell the same class of securities on the same day, the transactions will be allocated as to amount and price in a manner considered equitable to each.

Custodian

          Founders Bank of Arizona, 7335 E. Doubletree Ranch Road, Scottsdale, AZ 85258, is the custodian for the Fund. It is responsible for holding all securities and cash of the Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund, and performing other administrative duties, all as directed by authorized persons of the Fund. The custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. The Fund has authorized the custodian to deposit certain portfolio securities in central depository systems as permitted under federal law. The Fund may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

Transfer Agent

          L. Roy Papp & Associates, the investment adviser to the Fund, also acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Fund. Under the agreement, L. Roy Papp & Associates is responsible for administering and performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions, for performing shareholder account administration agent functions in connection with the issuance, transfer and redemption of the Fund's shares, and maintaining necessary records in accordance with applicable laws, rules and regulations.

          For its services L. Roy Papp & Associates receives from the Fund a monthly fee of $.75 for each shareholder account of the Fund, $.50 for each dividend paid on a shareholder account, and $1.00 for each purchase (other than by reinvestment, transfer or redemption) of shares of the Fund. The Board of Directors of the Fund has determined the charges by L. Roy Papp & Associates to the Fund are comparable to the charges of others performing similar services.
L. Roy Papp & Associates has agreed to make no charges for the provision of these services until January 1, 1999.

Independent Auditors

          Arthur Andersen LLP, Two North Central, Suite 1000, Phoenix, Arizona 85004-2344, audits and reports on the Fund's annual financial statements, reviews certain regulatory reports and the Fund's tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund.

Financial Statements

          The Fund's semiannual report to shareholders for the period ended June 30, 1997, a copy of which accompanies this Statement of Additional Information, contains financial statements, notes thereto and supplementary information entitled "Financial Highlights," all of which (but no other part of the report) are incorporated herein by reference. Additional copies of the report may be obtained from the Fund at no charge by writing or telephoning the Fund at its address or telephone number shown on the cover page of this Statement of Additional Information. The unaudited financial statements included in the report reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented.

          Immediately following is the audited Statement of Assets and Liabilities of the Fund and notes thereon as of February 19, 1997. That statement shows the Fund's initial capitalization and is accompanied by the report of Arthur Anderson LLP, the Fund's independent accountants.

                              ARTHUR ANDERSEN LLP








                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Shareholders and Board of Directors of Papp America - Pacific Rim Fund, Inc.:


We have audited the accompanying statement of assets and liabilities of PAPP AMERICA - PACIFIC RIM FUND, INC. (a Maryland corporation), as of February 19, 1997. The statement of assets and liabilities is the responsibility of Papp America - Pacific Rim Fund, Inc. management. Our responsibility is to express an opinion on the statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement assets and liabilities. Our procedures included confirmation of cash held by the custodian as of February 19, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the assets and liabilities of Papp America - Pacific Rim Fund, Inc. as of February 19, 1997, in conformity with generally accepted accounting principles.





/s/ ARTHUR ANDERSEN LLP
Phoenix, Arizona
 February 19, 1997.

                     PAPP AMERICA - PACIFIC RIM FUND, INC.


                      STATEMENT OF ASSETS AND LIABILITIES

                               FEBRUARY 19, 1997


                                    ASSETS

CASH                                                                   $ 100,000
                                                                       ---------
           Total assets                                                $ 100,000
                                                                       ---------



                                  LIABILITIES

           Total liabilities                                           $    -
                                                                       ---------



                                  NET ASSETS

NET ASSETS                                                             $ 100,000
                                                                       ---------

Shares outstanding                                                        10,000


Net asset value, offering and redemption price per share               $   10.00
                                                                       ---------








   The accompanying notes are an integral part of this financial statement.

                     PAPP AMERICA - PACIFIC RIM FUND, INC.


                 NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                               FEBRUARY 19, 1997


(1) THE FUND:

Papp America - Pacific Rim Fund, Inc. was organized as a Maryland corporation on December 18, 1996, and has been inactive since that date except for matters relating to its organization, its registration as an open-end investment company and the registration of its shares under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the sale of the outstanding shares to a partner of L. Roy Papp & Associates, the Fund's investment adviser. The Fund is authorized to issue 5,000,000 shares of capital stock ($.01 par value). All costs to organize the Fund have been paid by L. Roy Papp & Associates, the Fund's adviser, and will not be reimbursed by the Fund.

(2) RELATED PARTIES:

L. Roy Papp & Associates will act as investment adviser to and manage the investment and reinvestment of the assets of the Fund. For these services, the Fund has agreed to pay an annual management fee of 1.00% of its average daily net assets as described in the Prospectus.

(3) TAXES:

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

                                    PART C


                               OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits


     (a)  Financial Statements:

               (1) Financial Statements included in Part A of this registration statement:

                    None.

               (2)  Financial Statements included in Part B of this amendment:

                    The following financial statements, but no other part of the report, are incorporated by reference to the following portions of Registrant's semi-annual report to shareholders for the period from commencement of operations on March 14, 1997 through June 30, 1997:

                    - Schedule of Investments at June 30, 1997 (unaudited)

                    - Statement of Assets and Liabilities at February 19, 1997
                      (audited) and at June 30, 1997 (unaudited)

                    - Statement of Operations for the Period Ended June 30, 1997
                      (unaudited)

                    - Statement of Changes in Net Assets for the Period Ended
                      June 30, 1997 (unaudited)

                    - Report of Independent Auditors (for financial statements at February 19, 1997)

                    - Notes to Financial Statements

                    Note: the following schedules have been omitted for the following reasons:

                    Schedule I - The required information is presented in the Schedules of Investments at June 30, 1997.

                    Schedules II, III, IV and V - the required information is not present.

     (b)  Exhibits

          1.  Articles of Incorporation*
          2.  Bylaws*
          3.  None
          4.  None

           5.   Investment Advisory Agreement*
           6.   None
           7.   None
           8.   Custodian Agreement*
           9.   Transfer Agency Agreement*
          10.1  Opinion and consent of Bell, Boyd & Lloyd**
          10.2  Opinion and consent of Piper & Marbury, L.L.P.**
          11.   Consent of independent auditors
          12.   None
          13.1  Initial Subscription Agreement*
          13.2  New Account Purchase Application**
          14.   None
          15.   None
          16.   None
          27.   Financial Data Schedule

_____________________________

     * Previously filed. Incorporated by reference to the exhibit of the same number included in Registrant's registration statement on Form N-1A, Securities Act file number 333-19235 (the "Registration Statement") filed on January 3, 1997.

     ** Previously filed. Incorporated by reference to the exhibit of the same number included in pre-effective amendment no. 1 to the Registration Statement filed on March 3, 1997.


Item 25.  Persons Controlled By or Under Common Control with Registrant

          The registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the registrant within the meaning of this item. The information in the prospectus under the captions "Management of the Fund" and "Investment Advisory Agreement" and in the Additional Information Statement under the captions "Directors and Officers" and "Investment Adviser" is incorporated by reference.

Item 26.  Number of Holders of Securities

          As of September 22, 1997 there were 404 record holders of capital stock of registrant. The registrant has no other class of securities.

Item 27.  Indemnification

          Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 9.01 of Article IX of the bylaws of the registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification of its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issuer.

Item 28.  Business and Other Connections of Investment Adviser

          The information in the prospectus under the captions "Management of the Fund" and "Investment Advisory Agreement" is incorporated by reference. Neither L. Roy Papp & Associates nor any of its partners has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its, his or her own account or in the capacity of director, officer, employee, partner or trustee.

Item 29.  Principal Underwriters

          None

Item 30.  Location of Accounts and Records

          Rosellen C. Papp, Treasurer
          Papp America-Pacific Rim Fund, Inc.
          4400 North 32nd Street, Suite 280
          Phoenix, AZ 85018

Item 31.  Management Services

          None

Item 32.  Undertakings

          (a)  Not applicable.

          (b)  Not applicable.

          (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

          (d) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the issue of removing a director or directors when requested to do so in writing by the holders of at least 10% of Registrant's outstanding shares, and in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 concerning assistance with a record shareholder communication asking other shareholders to join in that request.

                               INDEX FOR EXHIBITS


EXHIBIT NO.          DESCRIPTION
-----------          -----------


    1.               Articles of Incorporation*
    2.               Bylaws*
    3.               None
    4.               None
    5.               Investment Advisory Agreement*
    6.               None
    7.               None
    8.               Custodian Agreement*
    9.               Transfer Agency Agreement*
   10.1              Opinion and consent of Bell, Boyd & Lloyd**
   10.2              Opinion and consent of Piper & Marbury, L.L.P.**
   11.               Consent of independent auditors
   12.               None
   13.1              Initial Subscription Agreement*
   13.2              New Account Purchase Application**
   14.               None
   15.               None
   16.               None
   27.               Financial Data Schedule

________________________

     * Previously filed. Incorporated by reference to the exhibit of the same number included in Registrant's registration statement on Form N-1A, Securities Act file number 333-19235 (the "Registration Statement") filed on January 3, 1997.

     ** Previously filed. Incorporated by reference to the exhibit of the same number included in pre-effective amendment no. 1 to the Registration Statement filed on March 3, 1997.

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in Phoenix, Arizona on October 1, 1997.

                                            Papp America-Pacific Rim Fund, Inc.


                                            By:  /s/ L. Roy Papp
                                                --------------------------------
                                                     L. Roy Papp, Chairman

          Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                 Title                                 Date
     ---------                 -----                                 ----

/s/ L. Roy Papp                Director and Chairman        )
-------------------------      (principal executive and     )
L. Roy Papp                    financial officer)           )
                                                            )
                                                            )
/s/ Harry A. Papp              Director and President       )
-------------------------                                   )
Harry A. Papp                                               )
                                                            )
                                                            )
/s/ Robert L. Mueller          Director, Vice President     )
-------------------------      and Secretary                )
Robert L. Mueller                                           )
                                                            )
                                                            ) October 1, 1997
/s/ Bruce C. Williams          Director and Vice President  )
-------------------------                                   )
Bruce C. Williams                                           )
                                                            )
                                                            )
/s/ Rosellen C. Papp           Director, Vice President     )
-------------------------      and Treasurer (principal     )
Rosellen C. Papp               accounting officer)          )
                                                            )
                                                            )
/s/ James K.  Ballinger        Director                     )
-------------------------                                   )
James K. Ballinger                                          )

                                                            )
/s/ Amy S. Clague                                           )
-----------------------          Director                   )
Amy S. Clague                                               )
                                                            )
                                                            )
/s/ Carolyn P. O'Malley          Director                   )
-----------------------
Carolyn P. O'Malley